Commitments and contingencies - Contracts (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Contracts:
Research and development commitments	$ 11,332	$ 6,785
2020
Contracts:
Research and development commitments	11,216
2021
Contracts:
Research and development commitments	$ 116